WARRANTS (Details) - Schedule of Warrant Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Schedule of Warrant Activity [Abstract]
Number Outstanding	23,550,000	23,550,000		19,550,000		15,250,000		13,000,000	0
Weighted Average Exercise Price Per Share Outstanding (in Dollars per share)	$ 0.045	$ 0.045		$ 0.045		$ 0.037		$ 0.024	$ 0
Weighted Average Remaining Contractual Life Outstanding	4 years 9 months [1]	4 years 9 months	[1]	2 years 9 months	[2],[3]	3 years 9 months	[2],[3]	2 years 226 days	0 years
Number Granted	0	4,000,000		4,800,000		2,250,000		13,000,000
Weighted Average Exercise Price Per Share Granted (in Dollars per share)	$ 0	$ 0.04		$ 0.10		$ 0.10		$ 0.024
Weighted Average Remaining Contractual Life Granted		5 years		5 years		5 years		2 years 226 days
Number Exercised	0	0		(500,000)		0		0
Weighted Average Exercise Price Per Share Exercised (in Dollars per share)	$ 0	$ 0		$ 0.05		$ 0		$ 0
Number Canceled/forfeited/expired		0		0		0		0
Weighted Average Exercise Price Per Share Canceled/forfeited/expired (in Dollars per share)		$ 0		$ 0		$ 0		$ 0

[1]	Primary reason for change related to a November 19, 2013 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
[2]	ursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
[3]	Pursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.